FAIR VALUE OF FINANCIAL INSTRUMENTS - DSS HOLDINGS L.P. AND SUBSIDIARIES (Tables) - DSS holding	9 Months Ended
Dec. 31, 2018
Schedule of fair values and carrying amounts of financial instruments

The fair values and carrying amounts of the Company’s financial instruments at December 31, 2018 and March 31, 2018 that are required to be disclosed at fair value, but not recorded at fair value, are as follows:

	December 31, 2018		March 31, 2018
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Cash and cash equivalents	$83,053,722	$83,053,722	$79,339,584	$79,339,584
Restricted cash	5,104,167	5,104,167	5,000,000	5,000,000
Variable rate debt	646,688,094	646,688,094	701,001,883	701,001,883

Schedule of financial instruments carried at fair value based on the levels of hierarchy

The table below provides the financial instruments carried at fair value based on the levels of hierarchy as of the valuation date listed:

	Level 1	Level 2	Level 3	Total
December 31, 2018
Derivative liabilities	$—	$1,530,010	$—	$1,530,010
March 31, 2018
Derivative assets	$—	$6,129,921	—	6,129,921